MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 8 - MARKETABLE SECURITIES

Resolution  No. 3.284 of the Banco Central do Brasil, establishes that the applications of cash from public companies and mixed capital companies, members of the Indirect Federal Administration, can only be made in extra-market investment funds managed by Caixa Econômica Federal (CEF) and by Banco do Brasil SA Therefore, the Company and its subsidiaries invest their resources in extra-market funds backed by substantially long-term government bonds, the use of which includes both the corporate investment program in the short term and the maintenance of the Company's operating cash.

The details of the bonds and securities, in the funds to which the Company invests its resources, are as follows:

Titles	12/31/2020	12/31/2019
Current
LTN (Letra do Tesouro Nacional) *	8,697,929	6,153,559
NTN-F (Nota do Tesouro Nacional) *	1,727,775	504,418
LFT (Letra Financeira do Tesouro) *	100,928	172,670
Fixed Income Securities *	1,995,010	1,508,272
Buyback Transactions	641,878	1,841,299
Other	506,538	155,477
Restricted Securities
Southeast and Midwest Energy Fund (a)	253,731	—
Northeast Energy Fund (b)	115,569	90,675
	14,039,358	10,426,370
Non-current
Participation Certificates (c)	320,299	372,841
Other	2,937	34,230
	323,236	407,071

Total	14,362,594	10,833,441

*   Securities with a prefixed index.

a) Southeast and Midwest Energy Fund (FESC)

Sectorial fund, created by MP No. 677/2015, converted into Law No. 13.182, of November 3, 2015, with the objective of providing resources to supply electro-intensive companies in the Midwest and Southeast, FESC allows Furnas to negotiate electric energy at competitive prices with the ferroalloy, silicon metallic, or magnesium industries, with increased investments in electric energy, especially in the Southeast and Midwest regions. Furnas will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

b) Northeast Energy Fund (FEN)

Sectorial fund, created by MP No. 677/2015, converted into Law No. 13.182, of November 3, 2015. The resources reverted to the fund are calculated by the difference between the price paid by large consumers to Chesf and the cost of generating energy, under the terms of the legislation, in order to provide resources for the implementation of electric energy projects in the Northeast Region of Brazil, through SPEs. Chesf will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

c) Participation Certificates

Securities acquired as a result of the restructuring of the Company's investment in the subsidiary INVESTCO SA These assets guarantee annual returns equivalent to 10% of the profits of the companies Lajeado Energia, Paulista Lajeado and CEB Lajeado, paid together with the dividends, and will be redeemed at the maturity scheduled for October 2032, upon conversion into preferred shares of the said share capital companies. These securities are adjusted to present value.

Accounting policy

They are initially measured at fair value and, subsequently, measured at fair value through profit or loss because they are substantially investments in Brazilian federal public securities, except for the participation certicates that are measured by the amortized cost.